Fees and Commissions Income (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fees and commissions income	¥ 1,128,358	¥ 1,139,543	¥ 1,188,512
Trust Fees [Member]
Fees and commissions income	100,519	107,175	125,451
Fees on Funds Transfer and Service Charges for Collections [Member]
Fees and commissions income	142,459	145,865	147,658
Fees and Commissions on International Business [Member]
Fees and commissions income	58,462	61,201	64,128
Fees and Commissions on Credit Card Business [Member]
Fees and commissions income	146,570	137,394	141,421
Service Charges on Deposits [Member]
Fees and commissions income	22,169	27,420	31,586
Fees and Commissions on Securities Business [Member]
Fees and commissions income	138,868	129,730	112,143
Fees on Real Estate Business [Member]
Fees and commissions income	22,593	19,876	19,770
Insurance Commissions [Member]
Fees and commissions income	27,466	22,869	28,065
Fees and Commissions on Stock Transfer Agency Services [Member]
Fees and commissions income	51,926	53,040	62,878
Guarantee Fees [Member]
Fees and commissions income	64,347	70,489	77,592
Fees on Investment Funds Business [Member]
Fees and commissions income	130,402	127,329	130,654
Other Fees and Commissions [Member]
Fees and commissions income	¥ 222,577	¥ 237,155	¥ 247,166